Equity (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
		Apr. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)	[1]		10,000,000		10,000,000
Common stock, par or stated value per share (in dollars per share)	[1]		$ 0.005		$ 0.005
Common stock, shares issued	[1]		5,089,000		5,089,000
Additional shares			4,315
Common stock, shares outstanding	[1]		5,089,000		5,089,000
Expiration date		Mar. 31, 2026
Share based compensation			$ 10,134	$ 0
Paid-in-capital, registered capital and statutory reserves			18,700,000		$ 15,700,000
Statutory reserves			$ 449,136		$ 449,136
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrant purchase		125,000	125,000
Share price		$ 20.00	$ 20.00
Warrant remaining lives			3 years 7 months 24 days
Two Consulting Firms [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares granted					14,000
Grant date fair value					$ 150,600
Common Stocks [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)			50,000,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001
Common stock, shares issued			19,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			5,093,315		5,093,315
Common stock, shares outstanding			5,093,315		5,093,315

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022.